Fair Value of Financial Instruments (Schedule of Effective Portion of the Pre-tax Loss Reclassified from AOCL into Interest Expense on the Consolidated Statements of Income) (Details) (Interest Expense [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Pre-Tax Loss Reclassified from AOCL into Income (Effective Portion)	$ 99,808	$ 141,648